Exhibit 99.1

SLM Student Loan Trust 2011-3 Monthly Servicing Report
Distribution Date	07/25/2017
Collection Period	06/01/2017 - 06/30/2017

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I.	Deal Parameters

A	Student Loan Portfolio Characteristics		11/18/2011	05/31/2017	06/30/2017
	Principal Balance		$767,002,624.19	$425,997,212.03	$421,031,178.91
	Interest to be Capitalized Balance		7,606,904.17	1,699,339.28	1,360,278.38

	Pool Balance		$774,609,528.36	$427,696,551.31	$422,391,457.29
	Capitalized Interest Account Balance		$76,000,000.00	$1,000,000.00	$1,000,000.00
	Specified Reserve Account Balance		1,995,285.00	1,197,172.00	1,197,172.00

	Adjusted Pool (1)		$852,604,813.36	$429,893,723.31	$424,588,629.29
	Weighted Average Coupon (WAC)		5.49%	5.59%	5.59%
	Number of Loans		61,014	34,600	34,208
	Aggregate Outstanding Principal Balance - Tbill			$1,147,559.22	$1,142,270.67
	Aggregate Outstanding Principal Balance - LIBOR			$426,548,992.09	$421,249,186.62
	Pool Factor			0.535883984	0.529236947
	Since Issued Constant Prepayment Rate			5.10%	5.13%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.
B	Debt Securities	Cusip/Isin		06/26/2017	07/25/2017
	A	78445UAA0	$382,249,568.53		$377,236,254.68
	B	78445UAD4	$24,000,000.00		$24,000,000.00

C	Account Balances			06/26/2017	07/25/2017
	Reserve Account Balance		$1,197,172.00		$1,197,172.00
	Capitalized Interest Account Balance		$1,000,000.00		$1,000,000.00
	Floor Income Rebate Account		$623,984.93		$1,192,216.36
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		06/26/2017		07/25/2017
	Adjusted Pool Balance + Supplemental Loan Purchase		$429,893,723.31		$424,588,629.29
	Total Notes		$406,249,568.53		$401,236,254.68
	Difference		$23,644,154.78		$23,352,374.61
	Parity Ratio		1.05820		1.05820

Page 2 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

II. Trust Activity 06/01/2017 through		06/30/2017

A	Student Loan Principal Receipts
	Borrower Principal	3,055,733.99
	Guarantor Principal	1,316,293.54
	Consolidation Activity Principal	1,527,013.07
	Seller Principal Reimbursement	8,367.31
	Servicer Principal Reimbursement	7.46
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$5,907,415.37

B	Student Loan Interest Receipts
	Borrower Interest	1,083,013.03
	Guarantor Interest	71,168.24
	Consolidation Activity Interest	37,951.33
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	24.14
	Servicer Interest Reimbursement	59.75
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	16,936.11

	Total Interest Receipts	$1,209,152.60

C	Reserves in Excess of Requirement	$-

D	Investment Income	$6,947.40

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(373,170.62)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(568,231.43)

M	AVAILABLE FUNDS	$6,182,113.32

N	Non-Cash Principal Activity During Collection Period	$(941,382.25)

O	Non-Reimbursable Losses During Collection Period	$22,678.11

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

III. 2011-3	Portfolio Characteristics

	06/30/2017				05/31/2017
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: DEFERMENT	5.87%	1,650	$26,312,012.72	6.249%	5.88%	1,652	$26,325,836.31	6.180%
REPAYMENT: CURRENT	5.44%	29,230	$322,814,363.13	76.672%	5.43%	29,551	$327,678,992.54	76.920%
31-60 DAYS DELINQUENT	5.90%	736	$13,120,393.10	3.116%	6.01%	565	$10,649,614.84	2.500%
61-90 DAYS DELINQUENT	6.16%	270	$5,860,263.40	1.392%	6.55%	269	$5,002,478.70	1.174%
91-120 DAYS DELINQUENT	6.64%	144	$2,823,062.69	0.671%	6.26%	154	$3,847,771.65	0.903%
> 120 DAYS DELINQUENT	6.30%	385	$8,275,326.76	1.965%	6.26%	384	$8,197,969.02	1.924%
FORBEARANCE	6.17%	1,712	$40,316,554.62	9.576%	6.17%	1,896	$42,029,405.57	9.866%
CLAIMS IN PROCESS	6.41%	81	$1,509,202.49	0.358%	6.21%	129	$2,265,143.40	0.532%
TOTAL		34,208	$421,031,178.91	100.00%		34,600	$425,997,212.03	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

IV. 2011-3 Portfolio Characteristics (cont’d)

	06/30/2017	05/31/2017
Pool Balance	$422,391,457.29	$427,696,551.31
Outstanding Borrower Accrued Interest	$5,276,519.24	$5,674,762.15
Borrower Accrued Interest to be Capitalized	$1,360,278.38	$1,699,339.28
Borrower Accrued Interest >30 Days Delinquent	$871,263.79	$909,484.63
Total # Loans	34,208	34,600
Total # Borrowers	19,434	19,659
Weighted Average Coupon	5.59%	5.59%
Weighted Average Remaining Term	184.01	184.21
Non-Reimbursable Losses	$22,678.11	$5,944.40
Cumulative Non-Reimbursable Losses	$1,974,935.48	$1,952,257.37
Since Issued Constant Prepayment Rate (CPR)	5.13%	5.10%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$975,274.50	$645,479.61
Borrower Interest Accrued	$1,768,406.36	$1,845,735.10
Interest Subsidy Payments Accrued	$106,975.24	$112,915.25
Special Allowance Payments Accrued	$38,593.86	$32,045.00

Page 5 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

V. 2011-3 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.59%	34,208	421,031,178.91	100.000%

Total	5.59%	34,208	$421,031,178.91	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- Four Year	0.00%	0	-	0.000%
- Two Year	0.00%	0	-	0.000%
- Technical	0.00%	0	-	0.000%
- Other	5.59%	34,208	421,031,178.91	100.000%

Total	5.59%	34,208	$421,031,178.91	100.000%

*Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

VI. 2011-3 Waterfall for Distributions
			Paid	Remaining Funds Balance
Total Available Funds				$6,182,113.32

A		Primary Servicing Fee	$93,370.75	$6,088,742.57

B		Administration Fee	$6,667.00	$6,082,075.57

C		Class A Noteholders’ Interest Distribution Amount	$713,184.15	$5,368,891.42

D		Class B Noteholders’ Interest Distribution Amount	$40,911.46	$5,327,979.96

E		Reserve Account Reinstatement	$-	$5,327,979.96

F		Class A Noteholders’ Principal Distribution Amount	$5,013,313.85	$314,666.11

G		Class B Noteholders’ Principal Distribution Amount	$-	$314,666.11

H		Unpaid Expenses of The Trustees	$-	$314,666.11

I		Carryover Servicing Fee	$-	$314,666.11

J		Remaining Amounts to the Noteholders after the first auction date	$-	$314,666.11

K		Excess Distribution Certificateholder	$314,666.11	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$421,031,178.91

	B	Interest to be Capitalized	$1,360,278.38

	C	Capitalized Interest Account Balance	$1,000,000.00

	D	Reserve Account Balance (after any reinstatement)	$1,197,172.00

	E	Less: Specified Reserve Account Balance	$(1,197,172.00)

	F	Total	$423,391,457.29

	G	Class A Notes Outstanding (after application of available funds)	$377,236,254.68

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

VII. 2011-3 Distributions
Distribution Amounts
	A	B

Cusip/Isin	78445UAA0	78445UAD4
Beginning Balance	$382,249,568.53	$24,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	1.10%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/26/2017	6/26/2017
Accrual Period End	7/25/2017	7/25/2017
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	2.31611%	2.11611%
Accrued Interest Factor	0.001865755	0.001704644
Current Interest Due	$713,184.15	$40,911.46
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$713,184.15	$40,911.46
Interest Paid	$713,184.15	$40,911.46
Interest Shortfall	$-	$-
Principal Paid	$5,013,313.85	$-
Ending Principal Balance	$377,236,254.68	$24,000,000.00
Paydown Factor	0.006174032	0.000000000
Ending Balance Factor	0.464576668	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

VIII. 2011-3 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$406,249,568.53
	Adjusted Pool Balance	$424,588,629.29
	Overcollateralization Amount	$23,352,374.61
	Principal Distribution Amount	$5,013,313.85
	Principal Distribution Amount Paid	$5,013,313.85
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,197,172.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,197,172.00
	Required Reserve Acct Balance	$1,197,172.00
	Release to Collection Account	$-
	Ending Reserve Account Balance	$1,197,172.00
C	Capitalized Interest Account
	Beginning Period Balance	$1,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$1,000,000.00
D	Floor Income Rebate Account
	Beginning Period Balance	$623,984.93
	Deposits for the Period	$568,231.43
	Release to Collection Account	$-
	Ending Balance	$1,192,216.36
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017

IX. 2011-3 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$12,264,399.54	$17,227,207.85	$158,591,514.23	$188,083,121.62
Unsubsidized Consolidation Loans	$14,964,963.98	$23,724,384.17	$195,618,987.52	$234,308,335.67
Total	$27,229,363.52	$40,951,592.02	$354,210,501.75	$422,391,457.29

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	218	217	160	169
Unsubsidized Consolidation Loans	244	245	186	196
Total	232	233	175	184

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.819%	6.031%	5.424%	5.505%
Unsubsidized Consolidation Loans	5.920%	6.279%	5.558%	5.654%
Total	5.875%	6.175%	5.498%	5.588%

Weighted Average SAP Margin of All LIBOR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.381%	2.335%	2.467%	2.449%
Unsubsidized Consolidation Loans	2.337%	2.276%	2.431%	2.410%
Total	2.357%	2.300%	2.447%	2.427%

Weighted Average SAP Margin of All T-Bill Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.112%	3.111%
Total	3.100%	3.100%	3.109%	3.108%

Page 10 of 10	Trust 2011-3 Monthly Servicing Report: Collection Period 06/01/2017 - 06/30/2017, Distribution Date 07/25/2017